Debt (AR Securitization) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Accounts receivable securitization
Maximum cash proceeds from sale of accounts receivable to unrelated trust	$ 450,000,000
AR securitization agreement expiration date	Feb. 01, 2021
Accounts receivable securitization borrowings	$ 0	$ 421,000,000
Secured amount of accounts receivable		476,000,000
Borrowings Tranche A [Member]
Accounts receivable securitization
Accounts receivable securitization borrowings		$ 320,000,000
Weighted average interest rate		1.43%	1.43%
Borrowings Tranche B [Member]
Accounts receivable securitization
Accounts receivable securitization borrowings		$ 101,000,000	$ 80
Weighted average interest rate		2.10%	2.10%